Additional paid-in capital (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Paid-in Capital
Interest expense	$ 9,820,940		$ 4,004,906